12 Other Receivables (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CDE Transfer [Member]
Disclosure of fair value measurement of assets [line items]
CDE Transfer amount (per month)	R$ 62,699	R$ 51,200